INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Socially Responsible Equity Fund

Shares		Value ($)
Common Stocks — 92.1%
COMMUNICATION SERVICES — 12.2%
3,000	Alphabet, Inc., Class A (a)	4,254,150
11,000	Facebook, Inc., Class A (a)	2,497,770
19,000	Verizon Communications, Inc.	1,047,470
4,000	Walt Disney Co.	446,040

		8,245,430

CONSUMER DISCRETIONARY — 7.4%
8,000	Deckers Outdoor Corp. (a)	1,571,120
5,000	Home Depot	1,252,550
15,000	Meritage Homes Corp. (a)	1,141,800
1,000	Tesla, Inc. (a)	1,079,810

		5,045,280

CONSUMER STAPLES — 3.2%
19,000	Coca-Cola	848,920
11,000	Procter & Gamble	1,315,270

		2,164,190

FINANCIALS — 5.5%
40,000	Ally Financial, Inc.	793,200
15,000	First Republic Bank	1,589,850
4,000	S&P Global	1,317,920

		3,700,970

HEALTHCARE — 10.2%
4,000	AbbVie, Inc.	392,720
66,600	Acreage Holdings, Inc. (a)	170,363
10,000	BioMarin Pharmaceutical (a)	1,233,400
10,000	Bio-Techne	2,640,700
6,000	Merck & Co., Inc.	463,980
6,000	ResMed	1,152,000
3,000	Vertex Pharmaceuticals, Inc. (a)	870,930

		6,924,093

INDUSTRIALS — 10.7%
30,000	CH Robinson Worldwide, Inc.	2,371,800
10,000	Rockwell Automation	2,130,000
7,000	Roper Technologies, Inc.	2,717,820

		7,219,620

INFORMATION TECHNOLOGY — 37.8%
1,000	Adobe, Inc. (a)	435,310
30,000	Advanced Micro Devices (a)	1,578,300
13,000	Analog Devices	1,594,320
3,000	Autodesk, Inc. (a)	717,570
20,000	Cisco Systems	932,800
13,000	Citrix Systems, Inc.	1,922,830
25,000	Cognex Corp.	1,493,000
15,000	F5 Networks (a)	2,092,200
10,000	Fortinet, Inc. (a)	1,372,700
30,000	Intel Corp.	1,794,900
4,000	Mastercard, Class A	1,182,800
30,000	Microsoft Corp.	6,105,300
3,000	NVIDIA Corp.	1,139,730
13,000	Skyworks Solutions	1,662,180
8,000	Visa, Inc., Class A	1,545,360

		25,569,300

MATERIALS — 4.3%
2,000	Linde	424,220

Shares		Value ($)
Common Stocks (continued)
MATERIALS (continued)
40,000	Newmont Goldcorp Corp.	2,469,600
2,000	Omnimax International, Inc. (a)(b)(c)	80

		2,893,900

REAL ESTATE — 0.8%
2,000	American Tower , REIT(d)	517,080
100,000	Socially Responsible Equity Sub, LLC (a)(b)(c)(e)	—

		517,080

	Total Common Stocks (Cost $60,417,813)	62,279,863

Registered Investment Companies — 8.4%
221,701	Highland Merger Arbitrage Fund, Class Z (e)	4,451,763
113,732	NexPoint Strategic Opportunities Fund (e)	1,196,461

	Total Registered Investment Companies (Cost $6,601,573)	5,648,224

Preferred Stock — 0.0%
HEALTHCARE — 0.0%
434,783	AMINO, Inc., Series C (a)(b)(c)(f)(g)	—

	Total Preferred Stock (Cost $2,500,002)	—

Cash Equivalents — 4.6%
MONEY MARKET FUND(h) — 4.6%
3,098,013	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.100%	3,098,013

	Total Cash Equivalents (Cost $3,098,013)	3,098,013

Total Investments - 105.1%		71,026,100

(Cost $72,617,401)
Other Assets & Liabilities, Net - (5.1)%		(3,437,654)

Net Assets - 100.0%		67,588,446

(a)	Non-income producing security.
(b)	Securities with a total aggregate value of $80, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2020	Highland Socially Responsible Equity Fund

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $80, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2020. Please see Notes to Financial Statements.
(d)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $1,341,270.
(e)	Affiliated issuer. Assets with a total aggregate market value of $5,648,224, or 8.4% of net assets, were affiliated with the Fund as of June 30, 2020.
(f)	There is currently no rate available.
(g)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$2,500,002	$—	0.0%

(h)	Rate shown is 7 day effective yield.

Written call option contracts outstanding as of June 30, 2020 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTION:
Nvidia Corp. (a)	$390.00	Jefferies	July 2020	(30)	$1,139,730	$(27,861)	$(24,210)

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks — 107.2%
COMMUNICATION SERVICES — 1.6%
15,275	Sinclair Broadcast Group, Inc., Class A (a)	281,977

CONSUMER DISCRETIONARY — 5.4%
9,090	Genesco, Inc. (b)	196,889
8,200	Gentherm, Inc. (a)(b)	318,980
7,075	LKQ Corp. (a)(b)	185,365
6,000	Oxford Industries, Inc. (a)	264,060

		965,294

ENERGY — 1.9%
6,420	Dril-Quip, Inc. (a)(b)	191,252
37,498	NexTier Oilfield Solutions (b)	91,870
14,328	SM Energy (i)	53,730

		336,852

FINANCIALS — 27.8%
5,000,000	Alpha Bank AE ADR (b)	1,035,000
266	Ashford (b)	2,700
3,094	Canadian Imperial Bank of Commerce (a)	207,205
9,320	Cannae Holdings, Inc. (a)(b)	383,052
9,550	CIT Group, Inc. (a)	197,972
6,377,500	Eurobank Ergasias Services and Holdings ADR	1,425,052
2,430	IBERIABANK Corp. (a)	110,662
7,275	KKR & Co., Inc., Class A (i)	224,652
744,050	National Bank of Greece (b)	1,052,568
27,738	Oaktree Specialty Lending Corp. (a)	123,989
3,075	Raymond James Financial, Inc. (a)	211,652

		4,974,504

HEALTHCARE — 26.9%
10,700	Aerie Pharmaceuticals, Inc. (b)	157,932
16,900	Amicus Therapeutics, Inc. (b)	254,852
2,227	Charles River Laboratories International, Inc. (a)(b)	388,277
82,385	Coherus Biosciences, Inc. (b)	1,471,396
15,990	Collegium Pharmaceutical, Inc. (a)(b)	279,825
25,273	Heron Therapeutics, Inc. (a)(b)	371,766
5,985	Intersect ENT, Inc. (b)	81,037
8,245	MEDNAX, Inc. (b)	140,990
1,335	Molina Healthcare, Inc. (a)(b)	237,603
2,450	NuVasive, Inc. (a)(b)	136,367
4,550	Pacira BioSciences, Inc. (a)(b)	238,739
70,020	Paratek Pharmaceuticals, Inc. (a)(b)	365,504
3,140	PRA Health Sciences, Inc. (a)(b)	305,491
20,160	Surgery Partners, Inc. (b)(i)	233,251
1,922	Ultragenyx Pharmaceutical, Inc. (a)(b)	150,339

		4,813,369

INDUSTRIALS — 6.6%
4,620	CoreLogic, Inc. (a)	310,557
14,000	JetBlue Airways Corp. (a)(b)	152,600
21,200	Luxfer Holdings (a)	299,980
18,000	Resources Connection, Inc. (a)	215,460
660	Teledyne Technologies, Inc. (a)(b)	205,227

		1,183,824

Shares		Value ($)
Common Stocks (continued)
INFORMATION TECHNOLOGY — 10.3%
26,300	Avaya Holdings Corp. (a)(b)	325,068
5,500	Cornerstone OnDemand, Inc. (a)(b)	212,080
20,745	Ebix, Inc.	463,858
4,450	Science Applications International Corp. (a)	345,676
6,350	SS&C Technologies Holdings, Inc.	358,648
6,990	Teradata Corp. (a)(b)	145,392

		1,850,722

MATERIALS — 11.1%
26,100	Loma Negra Cia Industrial Argentina ADR (b)(i)	111,186
250,000	MPM Holdings, Inc. (b)(c)	1,250,000
1,500	Quaker Chemical Corp.	278,475
6,600	Sensient Technologies Corp. (a)	344,256

		1,983,917

REAL ESTATE — 12.4%
158,850	Ashford Hospitality Trust , REIT	114,785
48,500	Independence Realty Trust, Inc. , REIT(a)	557,265
27,143	NexPoint Residential Trust , REIT(a)(d)	959,505
12,277	RAIT Financial Trust , REIT(b)	—
14,300	RLJ Lodging Trust , REIT(a)	134,992
100,000	Small-Cap Equity Sub, LLC (b)(d)(e)(f)	—
10,266	Spirit MTA , REIT	7,880
13,050	Spirit Realty Capital, Inc. , REIT(a)	454,923

		2,229,350

UTILITIES — 3.2%
54,900	Central Puerto ADR	139,446
5,450	NRG Energy, Inc. (a)	177,452
13,575	Vistra Energy Corp. (a)	252,766

		569,664

Total Common Stocks
(Cost $26,849,278)		19,189,473

Preferred Stock — 9.1%
REAL ESTATE — 9.1%
161,290	Braemar Hotels & Resorts, REIT 5.50%(b)(g)	1,627,416

	Total Preferred Stock (Cost $2,444,543)	1,627,416

Registered Investment Companies — 8.4%
39,647	Highland Global Allocation Fund (a)(d)	255,327
118,673	NexPoint Strategic Opportunities Fund (d)	1,248,440

	Total Registered Investment Companies (Cost $2,779,797)	1,503,767

Master Limited Partnerships — 4.5%
ENERGY — 4.5%
71,290	Energy Transfer LP (a)	507,585
7,150	Plains All American Pipeline LP (a)	63,206

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of June 30, 2020	Highland Small-Cap Equity Fund

Shares		Value ($)
Master Limited Partnerships (continued)
ENERGY (continued)
22,475	Western Midstream Partners LP (a)	225,649

	Total Master Limited Partnerships (Cost $1,162,632)	796,440

Cash Equivalents — 0.1%
MONEY MARKET FUND(h) — 0.1%
22,175	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.100%	22,175

	Total Cash Equivalents (Cost $22,175)	22,175

Principal Amount $
Repurchase Agreement (j)(k) — 0.0%
9	Citibank 0.070%, dated 06/30/20, to be repurchased on 07/01/20, repurchase price $9 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $0 - $1, 0.000% - 7.875%, 09/17/2020 – 02/15/2047, with a total market value of $9)	9

	Total Repurchase Agreement (Cost $9)	9

Total Investments - 129.3%		23,139,280
(Cost $33,258,434)

Shares
Securities Sold Short— (47.0)%
Common Stocks — (47.0)%
INFORMATION TECHNOLOGY — (47.0)%
(8,400)	Coupa Software (l)	(2,327,136)
(24,000)	Zoom Video Communications, Class A (l)	(6,084,960)

	Total Common Stocks (Proceeds $5,497,759)	(8,412,096)

	Total Securities Sold Short - (47.0)% (Proceeds $5,497,759)	(8,412,096)

Other Assets & Liabilities, Net - 17.7%		3,170,981

Net Assets - 100.0%		17,898,165

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $10,022,813.
(b)	Non-income producing security.
(c)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
MPM Holdings, Inc.	Common Stock	5/15/2019	$—	$1,250,000	7.0%

(d)	Affiliated issuer. Assets with a total aggregate market value of $2,463,272, or 13.8% of net assets, were affiliated with the Fund as of June 30, 2020.
(e)	Securities with a total aggregate value of $–, or –% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $–, or –% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2020. Please see Notes to Financial Statements.
(g)	Perpetual security with no stated maturity date.
(h)	Rate shown is 7 day effective yield.
(i)	Securities (or a portion of securities) on loan. As of June 30, 2020, the market value of securities loaned was $351,749. The loaned securities were secured with cash and securities collateral of $358,937. Collateral is calculated based on prior day’s prices.
(j)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2020 was $9.
(k)	Tri-Party Repurchase Agreement.
(l)	No dividend payable on security sold short.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Total Return Fund

Shares		Value ($)
Common Stocks — 51.5%
COMMUNICATION SERVICES — 19.5%
581	Alphabet, Inc., Class A (a)	823,887
1,596	Alphabet, Inc., Class C (a)	2,256,122
290,779	CenturyLink, Inc. (b)	2,916,513
24,365	Comcast, Class A	949,748
36,817	GCI Liberty, Inc. (a)	2,618,425
9,100	Liberty Global, Class A (a)	198,926
113,884	Liberty Media Corp.-Liberty Formula One, Class A (a)	3,323,135

		13,086,756

CONSUMER DISCRETIONARY — 4.9%
1,161	Amazon.com, Inc. (a)	3,202,990
30	Pinelawn Cemetery	13,020
18,548	Tandy Leather Factory (a)	61,950

		3,277,960

CONSUMER STAPLES — 2.2%
14,800	British American Tobacco ADR (b)	574,536
13,065	Philip Morris International, Inc.	915,334

		1,489,870

ENERGY — 3.8%
4,280	Texas Pacific Land Trust	2,545,273

FINANCIALS — 8.5%
16,890	Berkshire Hathaway, Inc., Class B (a)	3,015,034
56,268	Brookfield Asset Management, Inc., Class A	1,851,217
15,800	Fairfax India Holdings, Class G (a)	132,562
22,000	KKR & Co., Inc., Class A (b)	679,360

		5,678,173

HEALTHCARE — 1.3%
3,654	CVS Health Corp.	237,400
4,550	GlaxoSmithKline ADR	185,594
340	Intuitive Surgical, Inc. (a)	193,742
3,850	Sanofi ADR	196,543
450	Stryker Corp.	81,086

		894,365

INDUSTRIALS — 9.2%
147,021	AMREP Corp. (a)	663,065
652,122	PICO Holdings, Inc. (a)	5,497,388

		6,160,453

MATERIALS — 2.1%
23,355	Keweenaw Land Association Ltd. (a)	1,429,326

REAL ESTATE — 0.0%
1,295	Phillips Edison & Co, Inc. , REIT(a)(d)(e)	14,066

	Total Common Stocks (Cost $34,467,225)	34,576,242

Shares		Value ($)
Foreign Common Stock — 17.0%
FRANCE — 13.9%
1,233,331	Bollore SA	3,890,417
1	Cie du Cambodge	5,503
3,073	Financiere de L’Odet SA	2,218,325
1	Financiere Moncey	4,830
1	Societe Industrielle et Financiere de l’Artois	4,479
45,560	Vivendi SA	1,176,894
78,575	Vivendi SA ADR	2,021,342

		9,321,790

ITALY — 2.3%
26,400	EXOR	1,514,821

JAPAN — 0.4%
4,295	Sony Corp. ADR	296,913

MEXICO — 0.4%
137,795	Becle	263,461

	Total Foreign Common Stock (Cost $13,511,636)	11,396,985

Principal Amount ($)
Corporate Bonds & Notes — 8.6%
COMMUNICATION SERVICES — 0.1%
	iHeartCommunications, Inc.
6,472	6.38%, 05/01/26	6,422
12,132	8.38%, 05/01/27	11,139
45,000	Time Warner Cable 4.13%, 02/15/21	45,518

		63,079

CONSUMER DISCRETIONARY — 1.6%
844,000	Expedia Group 5.95%, 08/15/20	846,498
150,000	Hyundai Capital America MTN 2.75%, 09/18/20	150,332
92,000	Nissan Motor Acceptance MTN 2.15%, 07/13/20	91,979

		1,088,809

CONSUMER STAPLES — 1.0%
101,000	Kraft Heinz Foods 2.80%, 07/02/20	101,000
545,000	Wm Wrigley Jr 3.38%, 10/21/20	548,647

		649,647

ENERGY — 0.5%
280,000	Kinder Morgan Energy Partners 5.30%, 09/15/20	282,361
42,000	Kinder Morgan, Inc. 5.63%, 11/15/23 (c)	47,396

		329,757

FINANCIALS — 1.9%
340,000	Bank of America VAR ICE LIBOR USD 3 Month+4.174%, 6.50%, (f)	366,065

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2020	Highland Total Return Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
FINANCIALS (continued)
50,000	Bank of New York Mellon Corp. MTN 2.60%, 08/17/20	50,045
17,000	Charles Schwab 4.45%, 07/22/20	17,038
100,000	VAR ICE LIBOR USD 3 Month+4.820%, 7.00%, (b)(f)	104,251
25,000	Goldman Sachs Group, Inc. MTN VAR ICE LIBOR USD 3 Month+1.600%, 2.82%, 07/15/20	25,015
181,000	JPMorgan Chase & Co VAR ICE LIBOR USD 3 Month+3.470%, 4.23%, (f)	165,115
500,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	532,850

		1,260,379

HEALTHCARE — 1.6%
539,000	Allergan 3.38%, 09/15/20	541,331
13,000	Anthem 4.35%, 08/15/20	13,058
485,000	Bristol-Myers Squibb 2.88%, 08/15/20 (c)	486,412
17,000	CVS Health 2.80%, 07/20/20	17,015

		1,057,816

INDUSTRIALS — 0.8%
26,000	General Electric MTN 5.30%, 02/11/21	26,712
645,000	General Electric Co VAR ICE LIBOR USD 3 Month+3.330%, 5.00%, (f)	504,785

		531,497

INFORMATION TECHNOLOGY — 0.0%
45,000	Broadridge Financial Solutions 3.95%, 09/01/20	45,252

MATERIALS — 0.8%
570,000	International Flavors & Fragrances 3.40%, 09/25/20	572,874

UTILITIES — 0.3%
250,000	WEC Energy Group, Inc. VAR ICE LIBOR USD 3 Month+2.113%, 2.50%, 05/15/67	198,004

	Total Corporate Bonds & Notes (Cost $6,099,639)	5,797,114

Shares		Value ($)
Registered Investment Companies — 7.8%
62,604	BlackRock Core Bond Trust	962,223
1	BlackRock Taxable Municipal Bond Trust	25
8,223	Cohen & Steers Limited Duration Preferred and Income Fund	185,100
418	DoubleLine Income Solutions Fund	6,425
45,683	DoubleLine Opportunistic Credit Fund	865,693
29,918	Guggenheim Taxable Municipal Managed Duration Trust	695,593
21,450	JPMorgan Ultra-Short Income Fund	1,088,159
28,000	PIMCO Dynamic Credit and Mortgage Income Fund	516,040
52,228	RiverNorth	726,491
39,710	TCW Strategic Income Fund	216,817

	Total Registered Investment Companies (Cost $4,966,182)	5,262,566

Preferred Stock — 5.1%
ENERGY — 0.3%
9,850	Energy Transfer Operating 7.38%(f)(g)	189,218

FINANCIALS — 4.2%
635	Bank of America 7.25%(a)(f)	852,297
8,000	Bank of America 6.20%(f)	204,800
835	Bank of New York Mellon 5.20%(f)	21,009
5,000	Gabelli Dividend & Income Trust 5.25%(f)	128,250
3,000	JPMorgan Chase 6.10%(b)(f)	76,230
10,000	JPMorgan Chase 5.75%(f)	264,200
20,000	PNC Financial Services Group 6.13%(f)(g)	526,000
7,553	Prudential Financial 5.70%, 03/15/2053	190,562
500	Prudential Financial 5.75%, 12/15/2052(b)	12,610
19,275	US Bancorp 6.50%(f)(g)	502,692
3,200	Wells Fargo 5.85%(f)(g)	79,232

		2,857,882

REAL ESTATE — 0.1%
900	Rexford Industrial Realty, REIT 5.88%(f)	23,022
1,908	VEREIT, REIT 6.70%(f)	47,738

		70,760

UTILITIES — 0.5%
8,317	Duke Energy 5.63%, 09/15/2078	220,650
3,200	NextEra Energy Capital Holdings 5.65%, 03/01/2079	85,664
1,332	Southern 5.25%, 12/01/2077	33,580

		339,894

	Total Preferred Stock (Cost $3,353,956)	3,457,754

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2020	Highland Total Return Fund

Principal Amount ($)		Value ($)
Foreign Corporate Bonds & Notes — 3.5% (h)
GERMANY — 1.5%
18,000	BMW US Capital, 3.25%, 08/14/20	18,060
150,000	Daimler Finance North America, 2.70%, 08/03/20	150,217
77,000	Fresenius Medical Care US Finance II, 4.13%, 10/15/20	77,094
800,000	Volkswagen International Finance NV, 4.00%, 08/12/20	802,391

		1,047,762

IRELAND — 0.7%
450,000	AerCap Ireland Capital DAC, 4.63%, 10/30/20	451,972

UNITED KINGDOM — 1.3%
20,000	BAT Capital Corp., VAR ICE LIBOR USD 3 Month+0.590%, 1.01%, 08/14/20	20,002
419,000	Diageo Capital, 4.83%, 07/15/20	419,673
425,000	Rolls-Royce, 2.38%, 10/14/20 (c)	424,141

		863,816

	Total Foreign Corporate Bonds & Notes (Cost $2,365,827)	2,363,550

Agency Mortgage-Backed Securities — 1.8%
40,717	Federal Home Loan Mortgage Corp. 5.00%, 6/1/2041	47,004
	Federal National Mortgage Assoc.
360,743	3.00%, 2/1/2043 to 6/1/2043 (i)	389,314
161,591	3.50%, 11/1/2042 to 2/1/2043 (i)	177,277
58,676	4.00%, 2/1/2044	64,465
111,252	4.50%, 2/1/2040 to 1/1/2041 (i)	123,854
53,192	5.00%, 6/1/2041	61,349
	Government National Mortgage Assoc.
85,842	3.00%, 4/20/2043 to 6/20/2043 (i)	91,920
85,835	3.50%, 5/20/2043	93,483
98,282	4.00%, 1/20/2041 to 4/20/2043 (i)	108,402
35,157	4.50%, 5/20/2040 to 3/20/2041 (i)	38,634

	Total Agency Mortgage-Backed Securities (Cost $1,119,881)	1,195,702

U.S. Treasury Obligation — 1.5%
1,000,000	U.S. Treasury Bills 0.00%, 8/6/2020 (j)	999,890

	Total U.S. Treasury Obligations (Cost $999,885)	999,890

Shares		Value ($)
Master Limited Partnership — 0.4%
ENERGY — 0.4%
13,000	Enterprise Products Partners	236,210

	Total Master Limited Partnerships (Cost $176,371)	236,210

Principal Amount ($)
Non-Agency Collateralized Mortgage-Backed Securities — 0.2%
60,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 5.05%, 1/15/2047 (k)	59,729
40,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047 (k)	42,888

	Total Non-Agency Collateralized Mortgage-Backed Security (Cost $101,134)	102,617

Asset-Backed Security — 0.0%
1	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A VAR ICE LIBOR USD 1 Month+0.740%, 0.92%, 1/25/2034	1

	Total Asset-Backed Securities (Cost $1)	1

Agency Collateralized Mortgage Obligations — 0.0%
43,617	Federal National Mortgage Assoc. REMIC, Series 2012-93, Class SW VAR ICE LIBOR USD 1 Month+6.100%, 5.92%, 9/25/2042 (l)	8,069
3,031	Federal National Mortgage Assoc. STRIPS, Series 2004-354, Class 1 0.00%, 12/25/2034 (m)	3,022

	Total Agency Collateralized Mortgage Obligations (Cost $27,196)	11,091

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2020	Highland Total Return Fund

Shares		Value ($)
Cash Equivalents — 3.1%
MONEY MARKET FUND(n) — 3.1%
2,062,989	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.100%	2,062,989

	Total Cash Equivalents (Cost $2,062,989)	2,062,989

Principal Amount $
Repurchase Agreement (o)(p) — 0.0%
33,807	Citigroup Global Markets 0.070%, dated 06/30/20, to be repurchased on 07/01/20, repurchase price $33,807 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $0 - $19,601, 0.000% - 6.750%, 09/17/2020 – 08/15/2044, with a total market value of $34,483)	33,807

	Total Repurchase Agreement (Cost $33,807)	33,807

Total Investments - 100.5%		67,496,518

(Cost $69,285,729)
Other Assets & Liabilities, Net - (0.5)%		(355,815)

Net Assets - 100.0%		67,140,703

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of June 30, 2020, the market value of securities loaned was $3,424,220. The loaned securities were secured with cash and securities collateral of $3,494,342. Collateral is calculated based on prior day’s prices.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2020, these securities amounted to $1,090,511 or 1.6% of net assets.
(d)	Securities with a total aggregate value of $14,066, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.
(e)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $14,066, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2020. Please see Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.

(g)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2020. Current LIBOR rates include 1 month which is equal to 0.162% and 3 months equal to 0.302%.
(h)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(i)	Securities are grouped by coupon and represent a range of maturities.
(j)	Rate shown represents the effective yield to maturity at date of purchase.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(l)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(m)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(n)	Rate shown is 7 day effective yield.
(o)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2020 was $33,807.
(p)	Tri-Party Repurchase Agreement.

The Fund invested in the following countries as of June 30, 2020:

Country	Percentage (based on Total Investments)*
United States	79.6%
France	13.8%
Italy	2.3%
Germany	1.5%
United Kingdom	1.3%
Ireland	0.7%
Japan	0.4%
Mexico	0.4%

100.0%

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2020	Highland Total Return Fund

Industry[1]	Domestic	Foreign	Percentage (based on Total Investments)*
Media & Entertainment	10.9%	10.5%	21.4%
Diversified Financials	8.4%	2.3%	10.7%
Commercial Services & Supplies	9.2%	0.0%	9.2%
Telecommunication Services	8.5%	0.0%	8.5%
Retailing	4.9%	0.0%	4.9%
Energy	3.8%	0.0%	3.8%
Transportation	0.0%	3.3%	3.3%
Food, Beverage & Tobacco	2.2%	0.4%	2.6%
Materials	2.1%	0.0%	2.1%
Health Care Equipment & Services	0.7%	0.0%	0.7%
Pharmaceuticals, Biotechnology & Life Sciences	0.6%	0.0%	0.6%
Consumer Durables & Apparel	0.0%	0.4%	0.4%
Real Estate	0.0%	0.0%	0.0%
Consumer Services	0.0%	0.0%	0.0%
Technology Hardware & Equipment	0.0%	0.0%	0.0%

			68.2%

Sector	Percentage (based on Total Investments)*
Corporate Bonds & Notes	8.6%
Preferred Stock	5.1%
Foreign Corporate Bonds & Notes	3.5%
Agency Mortgage-Backed Security	1.8%
U.S. Treasury Obligation	1.5%
Other (each less than 1.0%)	0.4%

20.9%

Other Instruments	Percentage (based on Total Investments)*
Cash Equivalent	3.1%
Registered Investment Companies	7.8%

10.9%

100.0%

1	Includes domestic and foreign equity securities
*	The calculated percentages are based on total investments. The other assets & liabilities, net line has been excluded from the calculation

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes — 36.2%
COMMUNICATION SERVICES — 0.3%
336,000	AT&T 5.15%, 03/15/42	419,985
168,000	Warner Media 5.35%, 12/15/43	195,713

		615,698

CONSUMER DISCRETIONARY — 2.2%
1,165,000	Booking Holdings 3.55%, 03/15/28	1,273,469
750,000	Ford Motor Credit VAR ICE LIBOR USD 3 Month+1.080%, 1.64%, 08/03/22	684,622
500,000	5.88%, 08/02/21	505,860
197,000	General Motors Financial VAR ICE LIBOR USD 3 Month+1.550%, 2.86%, 01/14/22	195,749
	O’Reilly Automotive
500,000	3.90%, 06/01/29	575,880
250,000	4.35%, 06/01/28	291,863
750,000	Starbucks 2.55%, 11/15/30	788,469

		4,315,912

CONSUMER STAPLES — 1.6%
108,000	Altria Group 4.50%, 05/02/43	116,774
1,000,000	Sysco 2.40%, 02/15/30	990,615
1,950,000	Walgreens Boots Alliance 3.20%, 04/15/30	2,020,347

		3,127,736

ENERGY — 0.6%
259,000	Energy Transfer Operating 6.50%, 02/01/42	281,387
90,000	Occidental Petroleum 6.20%, 03/15/40	75,769
1,000,000	Plains All American Pipeline VAR ICE LIBOR USD 3 Month+4.110%, 6.13%, (a)	714,780
150,000	Unit Corp 6.63%, 05/15/21 (b)	20,257

		1,092,193

FINANCIALS — 15.2%
169,000	American Express VAR ICE LIBOR USD 3 Month+3.428%, 3.82%, (a)(c)	143,829
1,750,000	Arbor Realty Trust 4.50%, 03/15/27	1,531,005
750,000	Assured Guaranty US Holdings 5.00%, 07/01/24 (c)	838,430
	Bank of America
1,750,000	VAR ICE LIBOR USD 3 Month+3.898%, 6.10%, (a)	1,847,466
500,000	VAR ICE LIBOR USD 3 Month+4.553%, 6.30%, (a)	555,138

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
FINANCIALS (continued)
1,000,000	Bank of New York Mellon VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.358%, 4.70%, (a)	1,042,500
	Charles Schwab
1,400,000	VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%, 5.38%, (a)	1,499,148
505,000	VAR ICE LIBOR USD 3 Month+4.820%, 7.00%, (a)	526,468
925,000	Citizens Financial Group VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.313%, 5.65%, (a)	939,772
1,500,000	Everest Reinsurance Holdings VAR ICE LIBOR USD 3 Month+2.385%, 2.78%, 05/15/37	1,278,359
103,000	Genworth Holdings 4.80%, 02/15/24	75,823
500,000	Goldman Sachs Capital III VAR ICE LIBOR USD 3 Month+0.770%, 4.00%, (a)	416,835
	Goldman Sachs Group, Inc. MTN
750,000	VAR ICE LIBOR USD 3 Month+1.750%, 2.64%, 10/28/27	760,647
500,000	VAR ICE LIBOR USD 3 Month+3.922%, 4.37%, (a)	463,354
500,000	Independent Bank Group VAR ICE LIBOR USD 3 Month+2.830%, 5.00%, 12/31/27	498,523
	JPMorgan Chase & Co
245,000	VAR ICE LIBOR USD 3 Month+3.470%, 4.23%, (a)	223,499
450,000	VAR ICE LIBOR USD 3 Month+3.800%, 4.49%, (a)	426,899
3,000,000	VAR ICE LIBOR USD 3 Month+3.780%, 6.75%, (a)	3,231,308
1,550,000	MetLife VAR ICE LIBOR USD 3 Month+3.575%, 3.89%, (a)	1,401,781
850,000	NTC Capital II VAR ICE LIBOR USD 3 Month+0.590%, 1.81%, 04/15/27	753,176
2,750,000	Oaktree Specialty Lending 3.50%, 02/25/25	2,689,536
750,000	Old Republic International 4.88%, 10/01/24	812,048
250,000	People’s United Bank 4.00%, 07/15/24	265,513
895,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	953,801

INVESTMENT PORTFOLIO (unaudited)(continued)

As of June 30, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
FINANCIALS (continued)
750,000	State Street VAR ICE LIBOR USD 3 Month+1.000%, 1.31%, 06/15/47	600,221
	Truist Financial
1,650,000	VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605%, 4.95%, (a)	1,691,250
2,000,000	VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.349%, 5.10%, (a)	2,070,200
450,000	US Bancorp VAR ICE LIBOR USD 3 Month+3.486%, 5.13%, (a)	436,712
795,000	Wachovia Capital Trust II VAR ICE LIBOR USD 3 Month+0.500%, 1.72%, 01/15/27	693,085
500,000	Wells Fargo MTN VAR United States Secured Overnight Financing Rate+2.100%, 2.39%, 06/02/28	517,101

		29,183,427

HEALTHCARE — 1.6%
2,500,000	AmerisourceBergen 2.80%, 05/15/30	2,636,885
54,133	CVS Pass-Through Trust 6.04%, 12/10/28	61,211
187,000	Endo Finance 5.38%, 01/15/23 (d)	181,604
97,000	Mylan 5.40%, 11/29/43	121,746

		3,001,446

INDUSTRIALS — 4.7%
1,554,000	BNSF Funding Trust I VAR ICE LIBOR USD 3 Month+2.350%, 6.61%, 12/15/55	1,705,981
1,000,000	Carrier Global 2.70%, 02/15/31 (d)	998,903
1,000,000	FedEx 4.25%, 05/15/30	1,144,420
	General Electric Co MTN
750,000	VAR ICE LIBOR USD 3 Month+0.300%, 1.52%, 05/13/24	700,793
689,000	VAR ICE LIBOR USD 3 Month+3.330%, 5.00%, (a)	539,220
	Southwest Airlines
390,000	2.63%, 02/10/30	350,878
3,100,000	7.38%, 03/01/27	3,484,872

		8,925,067

MATERIALS — 2.2%
1,750,000	Ball 4.88%, 03/15/26	1,906,048
1,250,000	PPG Industries 2.55%, 06/15/30	1,294,648

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
MATERIALS (continued)
1,000,000	Sherwin-Williams 2.30%, 05/15/30	1,022,915

		4,223,611

REAL ESTATE — 5.2%
650,000	Corporate Office Properties 5.25%, 02/15/24	696,866
1,000,000	Crown Castle International 2.25%, 01/15/31	1,011,432
	Federal Realty Investment Trust
475,000	3.20%, 06/15/29	495,040
1,500,000	3.50%, 06/01/30	1,585,451
	National Retail Properties
428,000	4.00%, 11/15/25	469,197
400,000	4.30%, 10/15/28	436,167
750,000	Regency Centers 2.95%, 09/15/29	761,867
830,000	Retail Opportunity Investments Partnership 4.00%, 12/15/24	806,579
735,000	Simon Property Group 3.38%, 12/01/27	781,215
	VEREIT Operating Partnership
1,250,000	3.10%, 12/15/29	1,205,731
250,000	3.40%, 01/15/28	252,338
100,000	3.95%, 08/15/27	104,131
500,000	4.60%, 02/06/24	534,034
200,000	4.63%, 11/01/25	216,424
569,000	WP Carey 4.60%, 04/01/24	606,414

		9,962,886

UTILITIES — 2.6%
1,925,000	Duke Energy VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%, 4.88%, (a)	1,925,416
1,000,000	Pacific Gas and Electric 2.50%, 02/01/31 (c)	980,830
42,000	PacifiCorp 6.25%, 10/15/37	61,217
2,560,000	WEC Energy Group, Inc. VAR ICE LIBOR USD 3 Month+2.113%, 2.50%, 05/15/67	2,027,561

		4,995,024

	Total Corporate Bonds & Notes (Cost $70,551,269)	69,443,000

Agency Mortgage-Backed Securities — 28.5%
	Federal Home Loan Mortgage Corp.
790,895	4.00%, 5/1/2044	875,427
128,761	5.00%, 6/1/2041	148,641

INVESTMENT PORTFOLIO (unaudited)(continued)

As of June 30, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Agency Mortgage-Backed Securities (continued)
2,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K735, Class AM 2.46%, 5/25/2026	2,169,016
	Federal National Mortgage Assoc.
2,786,606	3.00%, 2/1/2043 to 6/1/2043 (e)	3,007,970
1,190,166	3.50%, 11/1/2042 to 2/1/2043 (e)	1,306,730
1,196,925	4.00%, 1/1/2041 to 3/1/2044 (e)	1,318,854
1,600,849	4.50%, 10/1/2039 to 4/1/2041 (e)	1,782,144
168,211	5.00%, 6/1/2041	194,004
1,500,000	Federal National Mortgage Assoc. ACES, Series 2019-M12, Class A2 2.89%, 6/25/2029 (f)	1,679,582
1,248,818	FRESB Mortgage Trust, Series 2017-SB42, Class A10F 2.96%, 10/25/2027 (f)	1,312,134
2,676,496	FRESB Mortgage Trust, Series 2018-SB52, Class A10F 3.48%, 6/25/2028 (f)	2,874,959
993,444	FRESB Mortgage Trust, Series 2019-SB63, Class A10H VAR ICE LIBOR USD 1 Month+2.890%, 2.89%, 3/25/2039	1,042,738
1,941,712	FRESB Mortgage Trust, Series 2018-SB53, Class A10F 3.66%, 6/25/2028 (f)	2,147,349
1,920,920	FRESB Mortgage Trust, Series 2019-SB62, Class A10F 3.07%, 3/25/2029 (f)	2,047,217
1,985,232	FRESB Mortgage Trust, Series 2019-SB60, Class A10F 3.31%, 1/25/2029 (f)	2,138,838
1,824,780	Government National Mortgage Assoc., Series 2018-129, Class AG 3.10%, 5/16/2059	1,906,767
1,827,348	Government National Mortgage Assoc., Series 3, Class AH 2.50%, 2/16/2062	1,911,150
2,417,288	Government National Mortgage Assoc., Series 69, Class AS 2.75%, 2/16/2058	2,539,527
2,229,548	Government National Mortgage Assoc., Series 2019-55, Class AH 3.15%, 3/16/2061 (f)	2,400,981
1,861,070	Government National Mortgage Assoc., Series 2017-106, Class AC 2.60%, 4/16/2051	1,958,258
458,005	Government National Mortgage Assoc., Series 2018-3, Class AG 2.50%, 10/16/2058	477,621
	Government National Mortgage Assoc.
963,460	3.50%, 5/20/2043	1,049,305
969,197	4.00%, 1/20/2041 to 4/20/2043 (e)	1,069,062

Principal Amount ($)		Value ($)
Agency Mortgage-Backed Securities (continued)
891,600	Government National Mortgage Assoc., Series 46, Class A 2.50%, 11/16/2057	933,722
1,830,671	Government National Mortgage Assoc., Series 2012-83, Class AK 3.40%, 12/16/2053 (f)	1,982,140
1,000,000	Government National Mortgage Assoc., Series 2018-68, Class B 3.00%, 2/16/2059 (f)	1,091,430
2,894,566	Government National Mortgage Assoc., Series 2019-2, Class AE 3.25%, 3/16/2059	3,079,797
1,989,324	Government National Mortgage Assoc., Series 8, Class AH 2.55%, 1/16/2062	2,088,665
601,536	Government National Mortgage Assoc., Series 2017-24, Class A 2.25%, 9/16/2044	616,150
602,836	Government National Mortgage Assoc., Series 2018-123, Class AH 3.25%, 9/16/2052	632,436
2,500,000	Government National Mortgage Assoc., Series 2012-100, Class BA 2.60%, 8/16/2052 (f)	2,656,166
2,077,648	Government National Mortgage Assoc., Series 2018-156, Class AD 3.25%, 8/16/2059 (f)	2,225,786
1,785,951	Government National Mortgage Assoc., Series 70, Class AE 2.60%, 10/16/2058	1,873,948
3,760	Government National Mortgage Assoc., Series 2011-10, Class AC 3.62%, 11/16/2044 (f)	3,759

	Total Agency Mortgage-Backed Securities (Cost $51,120,534)	54,542,273

Shares
Preferred Stock — 8.2%
COMMUNICATION SERVICES — 3.5%
166,426	Qwest Corp. 6.50%, 09/01/2056(c)	3,851,098
118,596	Qwest Corp. 6.75%, 06/15/2057(c)	2,865,279

		6,716,377

ENERGY — 1.5%
38,650	Enbridge 6.38%, 04/15/2078(g)	939,195
13,800	Energy Transfer Operating 7.60%(a)(g)	283,728
32,862	Energy Transfer Operating 7.38%(a)(g)	631,279
53,750	Energy Transfer Operating 7.63%(a)(g)	1,045,975

		2,900,177

INVESTMENT PORTFOLIO (unaudited)(continued)

As of June 30, 2020	Highland Fixed Income Fund

Shares		Value ($)
Preferred Stock (continued)
FINANCIALS — 1.7%
20,000	B. Riley Financial 6.75%, 05/31/2024(c)	442,400
12,488	B. Riley Financial 6.88%, 09/30/2023	286,225
30,050	Citigroup 6.88%(a)(c)(g)	793,620
13,005	GMAC Capital Trust I 6.18%, 02/15/2040(g)	291,572
21,550	Monroe Capital 5.75%, 10/31/2023	490,478
19,012	Stifel Financial 5.20%, 10/15/2047	487,468
16,800	Wells Fargo 5.85%(a)(g)	415,968

		3,207,731

REAL ESTATE — 0.7%
358	American Homes 4 Rent, REIT 6.25%(a)	9,133
17,751	Brookfield Property, REIT 6.38%(a)	273,720
20,600	Brookfield Property Partners 6.50%(a)	376,568
280	Rexford Industrial Realty, REIT 5.88%(a)	7,069
27,015	VEREIT, REIT 6.70%(a)	675,915

		1,342,405

UTILITIES — 0.8%
30,000	SCE Trust III 5.75%(a)(g)	649,800
9,978	SCE Trust V 5.45%(a)(g)	218,518
12,348	SCE Trust VI 5.00%(a)	272,521
18,341	Southern 4.95%, 01/30/2080	460,359

		1,601,198

	Total Preferred Stock (Cost $16,493,189)	15,767,888

Principal Amount ($)
U.S. Treasury Obligations — 7.1%
	U.S. Treasury Bonds
3,400,000	1.13%, 5/15/2040	3,369,254
1,500,000	2.00%, 2/15/2050	1,718,379
3,500,000	2.25%, 8/15/2046	4,152,627
1,500,000	2.50%, 2/15/2045 to 2/15/2046 (e)	1,853,603
2,000,000	2.75%, 11/15/2042	2,563,125

	Total U.S. Treasury Obligations (Cost $12,173,439)	13,656,988

U.S. Government Agency - Asset-Backed Securities — 5.6%
1,983,453	SBA Small Business Investment Company, Series 2018-10A, Class 1 3.19%, 3/10/2028	2,130,244
2,005,606	SBA Small Business Investment Company, Series 2018-10B, Class 1 3.55%, 9/10/2028	2,159,991
2,000,000	SBA Small Business Investment Company, Series 2020-10A, Class 1 2.08%, 3/10/2030	2,073,677
1,805,896	SBA Small Business Investment Company, Series 2019-10A, Class 1 3.11%, 3/10/2029	1,933,768

Principal Amount ($)		Value ($)
U.S. Government Agency - Asset-Backed Securities (continued)
892,784	SBA Small Business Investment Company, Series 2017-10B, Class 1 2.52%, 9/10/2027	920,710
1,345,074	Small Business Administration, Series 2018-20H, Class 1 3.58%, 8/1/2038	1,482,427
	Small Business Administration
12,382	VAR Prime Rate by Country+-2.450%, 0.80%, 7/25/2028	12,383
6,739	VAR Prime Rate by Country+-2.600%, 2.15%, 5/25/2043	6,707

	Total U.S. Government Agency - Asset-Backed Securities (Cost $10,152,882)	10,719,907

Shares
Registered Investment Companies — 3.7%
17,476	BlackRock MuniHoldings Investment Quality Fund	225,965
107,662	DoubleLine Income Solutions Fund	1,654,765
54,011	DoubleLine Opportunistic Credit Fund	1,023,508
90,211	PIMCO Dynamic Credit and Mortgage Income Fund	1,662,589
175,925	RiverNorth	2,447,117

	Total Registered Investment Companies (Cost $7,737,880)	7,013,944

Principal Amount ($)
Municipal Bonds — 3.5%
CALIFORNIA — 0.6%
200,000	California State 0.96%, 04/01/47	199,694
300,000	San Francisco City & County Redevelopment Financing Authority 8.26%, 08/01/29	430,191
470,000	Stanton Redevelopment Agency 8.63%, 12/01/21	520,393

		1,150,278

KENTUCKY — 0.4%
750,000	Clark County School District Finance Corp Insured: ST INTERCEPT 5.20%, 06/01/26	764,595

MARYLAND — 0.3%
500,000	Maryland Economic Development 3.70%, 06/01/25	523,735

MICHIGAN — 0.7%
750,000	Belding Area Schools Insured: Q-SBLF 6.50%, 05/01/25	753,420

INVESTMENT PORTFOLIO (unaudited)(continued)

As of June 30, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Municipal Bonds (continued)
MICHIGAN (continued)
635,000	Comstock Park Public Schools Insured: Q-SBLF 6.30%, 05/01/26	661,340

		1,414,760

NEW YORK — 0.6%
320,000	New York & New Jersey Port Authority 4.46%, 10/01/62	426,579
720,000	New York State Dormitory Authority 5.00%, 01/01/24	755,064

		1,181,643

NORTH DAKOTA — 0.5%
750,000	Kindred Public School District No. 2 6.00%, 08/01/27	950,603

WASHINGTON — 0.4%
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/22	778,253

	Total Municipal Bonds (Cost $6,332,713)	6,763,867

Asset-Backed Securities — 2.3%
410,000	Avis Budget Rental Car Funding AESOP, Series 2016-1A, Class A 2.99%, 6/20/2022 (d)	407,605
319,135	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4 1.87%, 2/15/2022 (d)	319,309
2,200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A 2.44%, 1/15/2027 (d)	2,201,498
1,000,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1 3.13%, 3/15/2023 (d)	1,014,632
431,227	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3 1.93%, 1/18/2022	433,803

	Total Asset-Backed Securities (Cost $4,328,250)	4,376,847

Shares
Common Stocks — 1.1%
FINANCIALS — 0.1%
30,103	Oaktree Strategic Income	190,853

REAL ESTATE — 1.0%
738	CIM Commercial Trust , REIT(c)	7,956
23,221	Phillips Edison & Co, Inc. , REIT(h)(i)(j)	252,183
248,694	VEREIT, Inc. , REIT	1,599,102

		1,859,241

	Total Common Stocks (Cost $2,539,240)	2,050,094

Principal Amount ($)		Value ($)
Non-Agency Collateralized Mortgage-Backed Securities — 0.8%
120,000	Commercial Mortgage Trust, Series 2014-CR14, Class AM 4.53%, 2/10/2047 (f)	128,337
100,000	Commercial Mortgage Trust, Series 2013-LC13, Class AM 4.56%, 8/10/2046 (d)(f)	106,541
105,000	GS Mortgage Securities Trust, Series 2014-GC20, Class AS 4.26%, 4/10/2047	111,750
153,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 5.05%, 1/15/2047 (f)	152,310
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C 4.97%, 2/15/2047 (f)	93,708
210,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS 4.22%, 7/15/2046 (f)	220,216
191,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C 4.22%, 7/15/2046 (f)	177,695
100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class B 5.21%, 3/15/2045 (d)(f)	98,802
115,000	WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS 4.26%, 12/15/2046	121,933
140,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B 4.72%, 3/15/2047 (f)	144,931
263,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047 (f)	281,986

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,619,335)	1,638,209

Agency Collateralized Mortgage Obligations — 0.7%
1,269,800	Federal National Mortgage Assoc. REMIC, Series 2016-104, Class QA 3.00%, 11/25/2043	1,315,910
59,244	Federal National Mortgage Assoc. REMIC, Series 2010-16, Class PA 4.50%, 2/25/2040	64,557

	Total Agency Collateralized Mortgage Obligations (Cost $1,326,731)	1,380,467

INVESTMENT PORTFOLIO (unaudited)(continued)

As of June 30, 2020	Highland Fixed Income Fund

Shares		Value ($)
Exchange-Traded Fund — 0.6%
82,500	PGIM High Yield Bond Fund	1,091,475

	Total Exchange-Traded Funds (Cost $1,052,572)	1,091,475

Principal Amount ($)
Foreign Corporate Bonds & Notes — 0.4% (k)
CANADA — 0.1%
205,000	Nutrien, 4.90%, 06/01/43	243,044

SWITZERLAND — 0.3%
500,000	UBS AG, 5.13%, 05/15/24	544,193

	Total Foreign Corporate Bonds & Notes (Cost $716,263)	787,237

Shares
Cash Equivalents — 0.4%
MONEY MARKET FUND(l) — 0.4%
693,929	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.100%	693,929

	Total Cash Equivalents (Cost $693,929)	693,929

Principal Amount $
Repurchase Agreements (m)(n) — 1.1%
494,211	Citigroup Global Markets 0.090%, dated 06/30/20, to be repurchased on 07/01/20, repurchase price $494,212 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $798 - $94,349, 0.500% - 7.500%, 07/31/2021 – 05/20/2070, with a total market value of $504,095)	494,211
494,211	HSBC Securities 0.080%, dated 06/30/20, to be repurchased on 07/01/20, repurchase price $494,212 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $690 - $209,749, 0.000% - 4.500%, 05/15/2044 – 03/20/2050, with a total market value of $504,095)	494,211

Principal Amount ($)		Value ($)
Repurchase Agreements (continued)
146,508	JPMorgan Securities 0.070%, dated 06/30/20, to be repurchased on 07/01/20, repurchase price $146,508 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $546 - $123,529, 0.000%—2.500%, 10/08/2020 – 04/30/2023, with a total market value of $149,438)	146,508
494,211	Nomura Securities 0.090%, dated 06/30/20, to be repurchased on 07/01/20, repurchase price $494,212 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $2 - $492,698, 2.450%—6.000%, 07/01/2027 – 10/20/2068, with a total market value of $504,095)	494,211
494,211	RBC Dominion Securities 0.090%, dated 06/30/20, to be repurchased on 07/01/20, repurchase price $494,212 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $0 - $93,194, 0.000%—7.000%, 01/31/2022 – 07/01/2050, with a total market value of $504,095)	494,211
	Total Repurchase Agreements (Cost $2,123,352)	2,123,352

Total Investments – 100.2%		192,049,477

(Cost $188,961,578)
Other Assets & Liabilities, Net - (0.2%)		(428,549)

Net Assets - 100.0%		191,620,928

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of June 30, 2020	Highland Fixed Income Fund

(a) Perpetual security with no stated maturity date.
(b) The issuer is, or is in danger of being, in default of its payment obligation.

(c)   Securities (or a portion of securities) on loan. As of June 30, 2020, the market value of securities loaned was $2,072,141. The loaned securities were secured with cash and securities collateral of $2,123,313. Collateral is calculated based on prior day’s prices.

(d)   Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2020, these securities amounted to $5,328,895 or 2.8% of net assets.

(e) Securities are grouped by coupon and represent a range of maturities.
(f) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)   Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2020. Current LIBOR rates include 1 month which is equal to 0.162% and 3 months equal to 0.302%.

(h)   Securities with a total aggregate value of $252,183, or 0.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(i) Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $252,182, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2020. Please see Notes to Financial Statements.

(j) Non-income producing security.

(k)   As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(l) Rate shown is 7 day effective yield.
(m) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2020 was $2,123,352.
(n) Tri-Party Repurchase Agreement.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises five portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers information for the period ended June 30, 2020 for four of the Funds: Highland Socially Responsible Equity Fund (the “Socially Responsible Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Global Allocation Fund is reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2020, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations, and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of June 30, 2020 is as follows:

	Total value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Highland Socially Responsible Equity Fund
Assets
Common Stocks
Communication Services	$8,245,430	$8,245,430	$—	$—
Consumer Discretionary	5,045,280	5,045,280	—	—
Consumer Staples	2,164,190	2,164,190	—	—
Financials	3,700,970	3,700,970	—	—
Healthcare	6,924,093	6,924,093	—	—
Industrials	7,219,620	7,219,620	—	—
Information Technology	25,569,300	25,569,300	—	—
Materials	2,893,900	2,893,820	—	80
Real Estate(1)	517,080	517,080	—	—
Registered Investment Companies	5,648,224	5,648,224	—	—
Preferred Stock
Healthcare(1)	—	—	—	—
Cash Equivalents	3,098,013	3,098,013	—	—

Total Assets	71,026,100	71,026,020	—	80

Liabilities
Other Financial Instruments
Written Option	(24,210)	(24,210)	—	—

Total Liabilities	(24,210)	(24,210)	—	—

Total	$71,001,890	$71,001,810	$—	$80

(1)	This Category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

	Total value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Small-Cap Equity Fund
Assets
Common Stocks
Communication Services	$281,977	$281,977	$—	$—
Consumer Discretionary	965,294	965,294	—	—
Energy	336,852	336,852	—	—
Financials	4,974,504	4,974,504	—	—
Healthcare	4,813,369	4,813,369	—	—
Industrials	1,183,824	1,183,824	—	—
Information Technology	1,850,722	1,850,722	—	—
Materials	1,983,917	733,917	1,250,000	—
Real Estate(1)	2,229,350	2,229,350	—	—
Utilities	569,664	569,664	—	—
Preferred Stock
Real Estate	1,627,416	—	1,627,416	—
Registered Investment Companies	1,503,767	1,503,767	—	—
Master Limited Partnerships
Energy	796,440	796,440	—	—
Cash Equivalents	22,175	22,175	—	—
Repurchase Agreement	9	—	9	—

Total Assets	23,139,280	20,261,855	2,877,425	—

Liabilities
Securities Sold Short
Common Stocks
Information Technology	(8,412,096)	(8,412,096)	—	—

Total Liabilities	(8,412,096)	(8,412,096)	—	—

Total	$14,727,184	$11,849,759	$2,877,425	$—

(1)	This Category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

	Total value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Total Return Fund
Assets
Common Stocks
Communication Services	$13,086,756	$13,086,756	$—	$—
Consumer Discretionary	3,277,960	3,277,960	—	—
Consumer Staples	1,489,870	1,489,870	—	—
Energy	2,545,273	2,545,273	—	—
Financials	5,678,173	5,678,173	—	—
Healthcare	894,365	894,365	—	—
Industrials	6,160,453	6,160,453	—	—
Materials	1,429,326	1,429,326	—	—
Real Estate	14,066	—	—	14,066
Foreign Common Stock
France	9,321,790	9,321,790	—	—
Italy	1,514,821	1,514,821	—	—
Japan	296,913	296,913	—	—
Mexico	263,461	263,461	—	—
Corporate Bonds & Notes
Communication Services	63,079	—	63,079	—
Consumer Discretionary	1,088,809	—	1,088,809	—
Consumer Staples	649,647	—	649,647	—
Energy	329,757	—	329,757	—
Financials	1,260,379	—	1,260,379	—
Healthcare	1,057,816	—	1,057,816	—
Industrials	531,497	—	531,497	—
Information Technology	45,252	—	45,252	—
Materials	572,874	—	572,874	—
Utilities	198,004	—	198,004	—
Registered Investment Companies	5,262,566	5,262,566	—	—
Preferred Stock
Energy	189,218	189,218	—	—
Financials	2,857,882	2,729,632	128,250	—
Real Estate	70,760	47,738	23,022	—
Utilities	339,894	339,894	—	—
Foreign Corporate Bonds & Notes	2,363,550	—	2,363,550	—
Agency Mortgage-Backed Securities	1,195,702	—	1,195,702	—
U.S. Treasury Obligation	999,890	—	999,890	—
Master Limited Partnerships
Energy	236,210	236,210	—	—
Non-Agency Collateralized Mortgage-Backed Securities	102,617	—	102,617	—
Agency Collateralized Mortgage Obligations	11,091	—	11,091	—
Asset-Backed Securities	1	—	1	—
Cash Equivalents	2,062,989	2,062,989	—	—
Repurchase Agreement	33,807	—	33,807	—

Total Assets	67,496,518	56,827,408	10,655,044	14,066

Total	$67,496,518	$56,827,408	$10,655,044	$14,066

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

	Total value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Fixed Income Fund
Assets
Corporate Bonds & Notes	$69,443,000	$—	$69,443,000	$—
Agency Mortgage-Backed Securities	54,542,273	—	54,542,273	—
Preferred Stock
Communication Services	6,716,377	6,716,377	—	—
Energy	2,900,177	2,900,177	—	—
Financials	3,207,731	2,479,106	728,625	—
Real Estate	1,342,405	1,335,336	7,069	—
Utilities	1,601,198	1,140,839	460,359	—
U.S. Treasury Obligations	13,656,988	619,443	13,037,545	—
U.S. Government Agency - Asset-Backed Securities	10,719,907	—	10,719,907	—
Registered Investment Companies	7,013,944	7,013,944	—	—
Municipal Bonds
California	1,150,278	—	1,150,278	—
Kentucky	764,595	—	764,595	—
Maryland	523,735	—	523,735	—
Michigan	1,414,760	—	1,414,760	—
New York	1,181,643	—	1,181,643	—
North Dakota	950,603	—	950,603	—
Washington	778,253	—	778,253	—
Asset-Backed Securities	4,376,847	—	4,376,847	—
Common Stocks
Financials	190,853	190,853	—	—
Real Estate	1,859,241	1,607,058	—	252,183
Non-Agency Collateralized Mortgage-Backed Securities	1,638,209	—	1,638,209	—
Agency Collateralized Mortgage Obligations	1,380,467	—	1,380,467	—
Exchange-Traded Fund	1,091,475	1,091,475	—	—
Foreign Corporate Bonds & Notes	787,237	—	787,237	—
Cash Equivalents	693,929	693,929	—	—
Repurchase Agreements	2,123,352	—	2,123,352	—

Total Assets	192,049,477	25,788,537	166,008,757	252,183

Total	$192,049,477	$25,788,537	$166,008,757	$252,183

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

The tables below set forth a summary of changes in the Socially Responsible Equity Fund, the Total Return Fund and the Fixed Income Fund assets measured at fair value using significant unobservable inputs (Level 3) for the period ended June 30, 2020.

	Balance as of September 30, 2019	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchase	Net (Sales)	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2020
Highland Socially Responsible Equity Fund
Common Stocks
Materials	$97,560	$—	$—	$—	$—	$(97,480)	$—	$—	$80	$(97,480)
Preferred Stocks
Healthcare	252,174	—	—	—	—	(252,174)	—	—	—	(252,174)

Total	$349,734	$—	$—	$—	$—	$(349,654)	$—	$—	$80	$(349,654)

	Balance as of September 30, 2019	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Appreciation (Depreciation)	Net Purchase	Net (Sales)	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2020
Highland Total Return Fund
Common Stocks
Real Estate	$13,846	$—	$—	$—	$—	$220	$—	$—	$14,066	$220

Total	$13,846	$—	$—	$—	$—	$220	$—	$—	$14,066	$220

	Balance as of September 30, 2019	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Appreciation (Depreciation)	Net Purchase	Net (Sales)	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2020
Highland Fixed Income Fund
Common Stocks
Real Estate	$248,235	$—	$—	$—	$—	$3,948	$—	$—	$252,183	$3,948

Total	$248,235	$—	$—	$—	$—	$3,948	$—	$—	$252,183	$3,948

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Socially Responsible Equity Fund

Category	Market Value at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)
Preferred Stock	$–	Transaction Indication of Value	Enterprise Value ($mm)	0%
Common Stock	80	Discounted Cash Flow	Discount Rate	20%
		Multiple Analysis	Multiple of EBITDA	6.25x - 7.00x
		Transaction Analysis	Multiple of EBITDA	6.25x - 6.75x
		Black-Scholes Model	Volatility Assumption	50% - 60%

Total	$80

Highland Total Return Fund

Category	Market Value at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)
REIT	$14,066	Market Approach	Market Index Adjustment	34.3%
		NAV	Third Party Value Indication	$9.97

Total	$14,066

Highland Fixed Income Fund

Category	Market Value at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)
REIT	$252,183	Market Approach	Market Index Adjustment	34.3%
		NAV	Third Party Value Indication	$9.97

Total	$252,183

The significant unobservable inputs used in the fair value measurement of the Highland Socially Responsible Fund’s common equity securities are: multiple of EBITDA, volatility assumption and discount rate. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Highland Total Return Fund’s REIT assets are the third party value indication and the market index adjustment. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Highland Fixed Income Fund’s REIT assets are the third party value indication and the market index adjustment. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

In addition to the unobservable inputs utilized for various valuation methodologies, the Highland Socially Responsible Fund frequently uses a combination of two or more valuation methodologies to determine fair value for a single holding. In such instances, the Highland Socially Responsible Fund assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 5% to as high as 75% as of June 30, 2020. The selection of weightings is an inherently subjective process, dependent on professional judgement. These selections may have a material impact to the concluded fair value for such holdings.

In addition to the unobservable inputs utilized for various valuation methodologies, the Highland Total Return Fund frequently uses a combination of two or more valuation methodologies to determine fair value for a single holding. In such instances, the Highland Total Return Fund assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 50% to as high as 50% as of June 30, 2020. The selection of weightings is an inherently subjective process, dependent on professional judgement. These selections may have a material impact to the concluded fair value for such holdings.

In addition to the unobservable inputs utilized for various valuation methodologies, the Highland Fixed Income Fund frequently uses a combination of two or more valuation methodologies to determine fair value for a single holding. In such instances, the Highland Fixed Income Fund assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 50% to as high as 50% as of June 30, 2020. The selection of weightings is an inherently subjective process, dependent on professional judgement. These selections may have a material impact to the concluded fair value for such holdings.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Fund also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

For the period ended June 30, 2020, the Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2020	Highland Funds II

exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of June 30, 2020:

Highland Socially Responsible Equity Fund

Issuer	Shares at September 30, 2019	Beginning Value as of September 30, 2019 $	Purchases at Cost $	Proceeds from Sales $	Net Realized Gain/(Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of June 30, 2020 $	Shares at June 30, 2020	Affiliated Income $	Cap Gain Distributions $
Other Affiliates
Socially Responsible Equity Sub, LLC (Common Stock)	—	—	1,000,000	(964,978)	—	(35,022)	—	100,000	—	—
Highland Merger Arbitrage Fund (Registered Investment Company)	220,978	4,238,354	14,051	—	—	199,358	4,451,763	221,701	14,052	—
NexPoint Strategic Opportunities (Registered Investment Company)	113,630	2,037,386	1,025	(209,321)	—	(632,629)	1,196,461	113,732	—	—

Total	334,608	6,275,740	1,015,076	(1,174,299)	—	(468,293)	5,648,224	435,433	14,052	—

Highland Small -Cap Equity Fund

Issuer	Shares at September 30, 2019	Beginning Value as of September 30, 2019 $	Purchases at Cost $	Proceeds from Sales $	Net Realized Gain/(Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of June 30, 2020 $	Shares at June 30, 2020	Affiliated Income $	Cap Gain Distributions $
Other Affiliates
NexPoint Residential Trust, Inc., REIT	58,192	2,721,058	60,591	(1,134,818)	345,583	(1,032,909)	959,505	27,143	11,699	—
Small-Cap Equity Sub, LLC REIT	—	—	1,000,000	(966,479)	—	(33,521)	—	100,000	—	—
Highland Global Allocation Fund (Registered Investment Company)	39,647	406,382	—	(21,456)	—	(129,599)	255,327	39,647	11,134	—
NexPoint Strategic Opportunities (Registered Investment Company)	118,673	2,127,807	—	(215,357)	—	(664,010)	1,248,440	118,673	—	—

Total	216,512	5,255,247	1,060,591	(2,338,110)	345,583	(1,860,039)	2,463,272	285,463	22,833	—